Offerings	Aug. 07, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01476%
Offering Note	Amount registered, proposed maximum offering price per unit and maximum aggregate offering price are omitted pursuant to General Instructions II.E of Form S-3. An indeterminate number or amount, as the case may be, of common stock, preferred stock, warrants, debt securities and depositary shares are being registered hereunder as may from time to time be issued at indeterminate prices. The securities being registered hereunder may be convertible into or exchangeable or exercisable for other securities of any identified class and may be sold separately or in combination with the other securities registered hereunder. In addition to the securities that may be issued directly under this registration statement, there is being registered hereunder such indeterminate aggregate number or amount, as the case may be, of the securities of each identified class as may from time to time be issued upon the conversion, exchange, settlement or exercise of other securities offered hereby. Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock and preferred stock being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares of common stock and preferred stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. Pursuant to Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of these registration fees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01476%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01476%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01476%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 108,128,849.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 15,959.82
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act, based on the proposed maximum aggregate offering price.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	191,871,151
Maximum Aggregate Offering Price	$ 191,871,151.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-259226
Carry Forward Initial Effective Date	Sep. 01, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 28,320.18
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $191,871,151 of unsold shares (the "Unsold Shares") of common stock, par value $0.01 per share (the "Common Stock") previously registered pursuant to a prospectus supplement, filed with the Securities and Exchange Commission (the "SEC") on October 25, 2023 (the "Prior Prospectus Supplement"), to the Registration Statement on Form S-3 (File No. 333-259226), which was filed with the SEC and became automatically effective on September 1, 2021 (the "Prior Registration Statement"), relating to the offer and sale of Common Stock having an aggregate offering price of up to $300,000,000 under its prior "at-the-market" equity program. In connection with the filing of the Prior Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $28,320.18. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $191,871,151 were not sold under the Prior Prospectus Supplement, and the registration fee that has already been paid and remains unused with respect to the Unsold Shares will be applied to shares of Common Stock that are being registered pursuant to this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.